Long-Term Debt, Summary (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total	$ 207,588	$ 174,870
Wells Fargo Bank, National Association and other bank entities [Member]
Debt Instrument [Line Items]
Senior debt	47,078	27,401
Subordinated debt	3,416	4,305
Junior subordinated debt	414	401
Other long-term debt	7,558	7,082
Total	58,466	39,189
Wells Fargo Bank, National Association and other bank entities [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	6,506	0
Subordinated debt	3,416	4,305
Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	1,416	117
Junior subordinated debt	414	401
Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate advances-Federal Home Loan Bank (FHLB) [Member]
Debt Instrument [Line Items]
Senior debt	38,000	27,000
Wells Fargo Bank, National Association and other bank entities [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior debt	1,137	262
Wells Fargo Bank, National Association and other bank entities [Member] | Finance leases [Member]
Debt Instrument [Line Items]
Senior debt	19	22
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Total	$ 47,078
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.25%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.55%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.32%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.40%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate advances-Federal Home Loan Bank (FHLB) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.63%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate advances-Federal Home Loan Bank (FHLB) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.32%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.13%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	2.87%
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Total	$ 3,416
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.85%
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.74%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Total	$ 414
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.21%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.31%
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member]
Debt Instrument [Line Items]
Total	$ 7,558
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.50%
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	9.00%
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Total	$ 810	1,280
Other Consolidated Subsidiaries [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	0	369
Other Consolidated Subsidiaries [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior debt	810	911
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Total	810
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Senior debt	128,288	111,852
Subordinated debt	18,841	21,379
Junior subordinated debt	1,183	1,170
Total	148,312	134,401
Wells Fargo & Company [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	42,384	43,749
Subordinated debt	18,841	21,379
Junior subordinated debt	828	827
Wells Fargo & Company [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	1,046	1,046
Junior subordinated debt	355	343
Wells Fargo & Company [Member] | FixFloat notes [Member]
Debt Instrument [Line Items]
Senior debt	77,958	60,752
Wells Fargo & Company [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior debt	6,900	6,305
Wells Fargo & Company [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Total	$ 128,288
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.50%
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.75%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.38%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.65%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.81%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.49%
Wells Fargo & Company [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Total	$ 18,841
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Long-Term Debt Textual [Abstract]
Debt instrument, unamortized discount	118	121
Debt issuance costs, gross	$ 2	2
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.87%
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.57%
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Total	$ 1,183
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.16%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.66%
VIEs that we do not consolidate [Member]
Long-Term Debt Textual [Abstract]
Junior subordinated debenture owed to unconsolidated subsidiary trust	$ 414	401
Affiliate entity [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Long-Term Debt Textual [Abstract]
Debt issuance costs, gross	$ 379	$ 365